Net Loss Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss Per Share
21.	NET LOSS PER SHARE

Basic and diluted net income (loss) per share for the years ended December 31, 2019, 2020 and 2021 are calculated as follow:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net income (loss) attributable to the Yatsen Holding Limited’s shareholders	75,359	(2,687,807)	(1,540,734)
Accretion to preferred shares redemption value	(59,200)	(242,209)	-
Deemed dividend due to modification of preferred shares	(61,239)	(1,054,220)	-
Net loss attributable to ordinary shareholders of Yatsen Holding Limited	(45,080)	(3,984,236)	(1,540,734)

Denominator:
Denominator for basic and diluted calculation—weighted average number of ordinary shares outstanding	450,499,736	833,714,126	2,526,833,201
Net loss per ordinary share
—Basic	(0.10)	(4.78)	(0.61)
—Diluted	(0.10)	(4.78)	(0.61)

For the years ended December 31, 2019, 2020 and 2021, the following shares outstanding were excluded from the calculation of diluted net income (loss) per ordinary share, as their inclusion would have been anti-dilutive for the years prescribed.

	Year ended December 31,
	2019	2020	2021
Shares issuable upon conversion of preferred shares	834,357,412	959,555,911	-
Shares issuable upon exercise of share options	85,255,920	113,142,382	209,409,699
Restricted shares become outstanding upon vesting	380,772,174	256,752,927	-